Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Long-Term Debt

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2013	2012
Unsecured bonds (interest rate):
Yen notes (floating rate 0.70%)	2013	¥—	¥4,000
Yen notes (floating rate 0.69%)	2013	—	2,000
Yen notes (floating rate 0.45%)	2013	—	5,000
NOK notes (floating rate 9.68%)	2013	—	4,597
SEK notes (fixed rate 9.32%)	2013	—	1,237
U.S.$ notes (floating rate 1.00%)	2013	—	3,896
Yen notes (fixed rate 1.54%)	2013	—	10,000
Yen notes (fixed rate 1.27%)	2013	—	10,000
U.S.$ notes (floating rate 0.88%)	2014	4,335	3,892
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
U.S.$ notes (floating rate 0.77%)	2016	4,328	3,885
U.S.$ notes (floating rate 0.67%)	2016	3,029	2,719
U.S.$ notes (floating rate 0.88%)	2017	4,322	—
Yen notes (fixed rate 0.30%)	2018	20,000	—
Yen notes (fixed rate 0.51%)	2020	20,000	—
Loans, principally from banks and insurance companies, maturing on various dates through 2019:
Collateralized		40,992	30,999
Unsecured		230,429	196,047
Capital lease obligations		4,222	3,340

Total		341,657	291,612
Less: current portion		(68,297)	(107,210)

		¥273,360	¥184,402

Schedule Of Annual Maturities Of Long-Term Debt

The following table presents the annual maturities of long-term debt at March 31, 2013

(¥ in millions)
Years ending March 31:
2014	¥68,297
2015	88,579
2016	60,047
2017	68,187
2018	34,760
2019 and thereafter	21,787

Total	¥341,657

Schedule Of Assets Pledged As Collateral

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Trade notes	¥71	¥—
Trade accounts	1,054	—
Short-term finance receivables	14,636	14,716
Other current assets *1	534	273
Long-term finance receivables	31,679	20,688
Property, plant, and equipment	2,055	1,749

Total	¥50,029	¥37,426

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

Schedule Of Assets Pledged Against Liabilities

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2013	2012
Short-term borrowings	¥1,407	¥669
Current portion of long-term debt	12,844	12,800
Long-term debt	28,148	18,199

Total	¥42,399	¥31,668